May 7, 1999




Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


Re: The Prudential Qualified Individual Variable Contract Account
    Registration No.: 2-81318

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, Prudential Life Insurance Company of America, on behalf of The Prudential Qualified Individual Variable Contract Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically; and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.


                                 Respectfully submitted,


                                 /s/ LEE D. AUGSBURGER, ESQ.
                                 ------------------------------------
                                     Lee D. Augsburger, Esq.
                                     Assistant General Counsel
                                     The Prudential Insurance Company of America